Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 01, 2017
Registrant Name	dei_EntityRegistrantName	Aspiriant Trust
Central Index Key	dei_EntityCentralIndexKey	0001534881
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 01, 2017
Document Effective Date	dei_DocumentEffectiveDate	Dec. 01, 2017
Prospectus Date	rr_ProspectusDate	Dec. 01, 2017
Aspiriant Risk-Managed Taxable Bond Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Aspiriant Risk-Managed Taxable Bond Fund (the “Fund”) seeks to maximize long-term total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. As of the date of this prospectus, the Fund has not commenced operations and, therefore, portfolio turnover information is not yet available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated expenses for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Based on estimated expenses for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a “fund-of-funds” that seeks to maximize long-term total return. The Fund invests primarily in underlying funds (the “Underlying Funds”) and may, to a limited extent, invest in separately managed accounts (“SMAs”), which are private portfolios of securities for individual accounts. To achieve its investment objective, under normal market conditions, the Fund invests through Underlying Funds and SMAs at least 80% of its net assets (plus the amount of borrowings for investment purposes) in bonds and other fixed income securities.

The Fund intends to allocate its assets to Underlying Funds and SMAs that primarily invest in various types of bonds and other securities, typically government and agency bonds, corporate bonds, notes, mortgage-related and asset-backed securities, collateralized debt obligations, zero coupon bonds, bank loans, money market instruments, repurchase agreements, swaps, futures, options, credit default swaps, private placements and restricted securities. These investments may have interest rates that are fixed, variable or floating. The Underlying Funds and SMAs may invest in the U.S. and abroad, including international and emerging markets, and may purchase securities of any credit rating and varying maturities issued by domestic and foreign corporations, entities and governments.

In selecting Underlying Funds and SMAs, the Adviser will take asset diversification and potential volatility of return into account. The portfolio management team expects to actively evaluate each Underlying Fund and SMA based on its potential return, its risk level, and how it fits within the Fund’s overall portfolio in determining whether to buy or sell investments. The Adviser will also actively manage the Fund’s risks on an on-going basis to mitigate the risk of excessive losses by the portfolio overall.

The Underlying Funds consist of unaffiliated mutual funds, unaffiliated exchange-traded funds, and unaffiliated limited partnerships, including hedge funds. Because investments in unaffiliated limited partnerships, including hedge funds, may be illiquid, such investments by the Fund will not exceed 15% of net assets at the time of purchase.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Because the value of your investment in the Fund will fluctuate, you may lose money and there can be no assurance that the Fund will achieve its investment objective.  Below is a summary of the principal risks of investing in the Fund.

Asset Allocation Risk: The Fund is subject to different levels and combinations of risks based on its actual allocation among the various Underlying Funds and SMAs. The Fund will be exposed to risks of the Underlying Funds and SMAs in which it invests, as well as to bond markets and stock markets, amongst other financial markets.

Sector Risk: At times, the Fund may have a significant portion of its assets invested in Underlying Funds and SMAs that invest primarily in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Underlying Fund Risk: The actual cost of investing in a mutual fund that invests in other investment companies and pooled investment vehicles may be higher than the cost of investing in a mutual fund that invests directly in individual securities. The Fund will bear its pro rata portion of the expenses of the Underlying Funds in addition to its own direct expenses. By investing in Underlying Funds, the Fund is subject to the risks associated with the Underlying Funds’ investments. The Fund’s investment performance is directly tied to the performance of the Underlying Funds and other investments in which the Fund invests. If one or more of the Underlying Funds fails to meet its investment objective, or otherwise performs poorly, the Fund’s performance could be negatively affected. With respect to an Underlying Fund whose shares trade on an exchange (for example, an exchange-traded fund), its shares may trade below their net asset value or at a discount, which may adversely affect the Fund’s performance. The Fund’s investments in unaffiliated limited partnerships, including hedge funds, may be illiquid. Illiquid investments are subject to the risk that the Fund will not be able to sell the investments when desired or at favorable prices.

Principal Risks of Underlying Funds and SMAs

Below is a summary of the principal risks of investing in the Fund as a result of its investments in the Underlying Funds and SMAs. References in this section to a “fund” are to the Underlying Funds and SMAs in which the Fund may invest and references to investments and securities are to those held directly by the Underlying Funds and SMAs.

Asset-Backed Securities Risk: The risk that the impairment of the value of the collateral underlying the security in which a fund invests, such as non-payment of loans, will result in a reduction in the value of the security.

Call Risk: If an issuer calls higher-yielding debt instruments held by a fund, performance could be adversely impacted.

Credit Risk: Credit risk is the risk that an issuer of a debt security may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a debt security may decline because of concerns about the issuer’s ability or willingness to make such payments. Because a fund may significantly invest in high yield securities, the fund’s credit risks are greater than those of funds that buy only investment grade securities.

Defaulted Securities Risk: The risk of the uncertainty of repayment of defaulted securities (e.g., a security on which a principal or interest payment is not made when due) and obligations of distressed issuers.

Derivatives Risk: The use of derivatives by a fund can lead to losses because of adverse movements in the price or value of the asset, index, rate, instrument or economic measure underlying a derivative, due to failure of a counterparty, or due to tax or regulatory constraints. In addition, the successful use of derivatives depends in part on the future price fluctuations and the degree of correlation between the underlying securities. Unusual market conditions or the lack of a ready market for any particular derivative at a specific time may reduce the effectiveness of a fund’s derivate strategies and, for these and other reasons, a fund’s derivative strategies may not reduce the fund’s volatility to the extent desired. Derivatives for hedging purposes may not reduce risk if they are not sufficiently correlated to the position being hedged. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a position or security, rather than solely to hedge the risk of a position or security held by a fund. Derivatives may create economic leverage in a fund, which magnifies the fund’s exposure to the underlying investment. As a result, the loss on derivative transactions may substantially exceed the initial investment. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. Derivatives that are traded “over the counter” also present credit risk (the risk that the other party to the derivative contract will not fulfill its contractual obligations, whether because of bankruptcy or other default).

Extension Risk: The risk that if interest rates rise, repayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.

Floating Rate Loan Risk: Floating rate loans generally are subject to restrictions on resale. Floating rate loans sometimes trade infrequently in the secondary market. As a result, valuing a floating rate loan can be more difficult, and buying and selling a floating rate loan at an acceptable price can be more difficult or delayed. Difficulty in selling a floating rate loan can result in a loss. In addition, a floating rate loan may not be fully collateralized, which may cause the floating rate loan to decline significantly in value. Floating rate loans issued by banks may be subject to extended trade settlement periods longer than seven days, which may delay a fund’s ability to pay redemption proceeds during a period of high volume shareholder redemptions. Such loans may not be considered securities and, therefore, may not be afforded the protections of the federal securities laws.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of (i) economic or political actions of foreign governments and/or (ii) less regulated or liquid securities markets. These risks are greater for emerging markets than for more developed foreign markets. Investors holding these securities are also exposed to foreign currency risk, which is the possibility that foreign currency will fluctuate in value against the U.S. dollar.

High Yield Securities Risk: High yield securities, which are rated below investment grade and commonly referred to as “junk” bonds, are high risk investments that may cause income and principal losses for a fund. They generally have greater credit risk, are less liquid, and have more volatile prices than investment grade securities. Defaulted bonds are speculative and involve substantial risks in addition to the risks of investing in high yield securities that have not defaulted. A fund generally will not receive interest payments on the defaulted bonds and there is a substantial risk that principal will not be repaid. In any reorganization or liquidation proceeding relating to a defaulted bond, a fund may lose its entire investment.

Illiquidity Risk: The risk that a fund may not be able to sell a security in a timely manner at a desired price.

Income Risk: A fund’s income could decline during periods of falling interest rates.

Inflation-Indexed Bond Risk: The risk that such bonds will change in value in response to actual or anticipated changes in inflation rates in a manner unanticipated by a fund’s portfolio management team or investors generally. Inflation-indexed bonds are subject to debt securities risks.

Interest Rate Risk: Interest rate risk is the risk that the value of a fund’s portfolio will decline because of rising interest rates. A fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. When interest rates change, the values of longer-duration debt securities usually change more than the values of shorter-duration debt securities.

Leverage Risk: Investments in futures, swaps, and other derivative instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If a fund uses leverage through activities such as purchasing derivative instruments in an effort to increase its returns, it has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by the creation of liabilities, that exceeds the net assets of the fund. The net asset value of a fund when employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires a fund to pay interest.

Market Risk: Market risk is the risk that returns from the securities in which a fund invests will underperform returns from the general securities markets or other types of securities.

Mortgage-Backed Securities Risk: The risk that borrowers may default on their mortgage obligations or the guarantees underlying the mortgage-backed securities will default or otherwise fail and that, during periods of falling interest rates, mortgage-backed securities will be called or prepaid, which may result in a fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of a mortgage-backed security may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults. The values of certain types of mortgage-backed securities, such as inverse floaters and interest-only and principal-only securities, may be extremely sensitive to changes in interest rates and prepayment rates.

Political and Economic Risks: The values of securities may be adversely affected by local political and economic conditions and developments. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers.

Preferred Securities Risk: Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Prepayment Risk: The risk that the issuer of a debt security, including floating rate loans and mortgage-related securities, repays all or a portion of the principal prior to the security’s maturity. In times of declining interest rates, there is a greater likelihood that a fund’s higher yielding securities will be pre-paid with the fund being unable to reinvest the proceeds in an investment with as great a yield. Prepayments can therefore result in lower yields to shareholders of a fund.

Price Volatility Risk: The risk that the value of a fund’s investment portfolio will change as the prices of its investments go up or down.

Restricted Securities Risk: A fund may hold securities that are restricted as to resale under the U.S. federal securities laws. There can be no assurance that a trading market will exist at any time for any particular restricted security. Limitations on the resale of these securities may prevent a fund from disposing of them promptly at reasonable prices or at all. A fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the values of restricted securities may have significant volatility.

Zero Coupon Bonds Risk: Zero coupon bonds do not pay interest on a current basis and may be highly volatile as interest rates rise or fall. In addition, while such bonds generate income for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause a fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by tax laws.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information is not included because, as of the date of this Prospectus, the Fund has not completed a full calendar year of operations.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information is not included because, as of the date of this Prospectus, the Fund has not completed a full calendar year of operations.
Aspiriant Risk-Managed Taxable Bond Fund | Aspiriant Risk-Managed Taxable Bond Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RMTBX
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.18%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.30%	[1],[2]
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.73%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[3]
Total Annual Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.56%
One Year	rr_ExpenseExampleYear01	$ 57
Three Years	rr_ExpenseExampleYear03	$ 216

[1]	Based on estimated expenses for the current fiscal year.
[2]	Acquired Fund Fees and Expenses represent fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies.
[3]	The Adviser has contractually agreed to waive its advisory fee from 0.25% to 0.08% through June 30, 2019. This arrangement may be terminated only by the Trust's Board of Trustees.